MERGER AND ACQUISITIONS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Payment made / execution of sale option	S/ (174,472)	S/ 0	S/ (489,866)
Companies acquired [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Assets and liabilities acquired / Non controlling interest	216,373
Payment made / execution of sale option	(489,866)
Higher value paid	(273,493)
Inversiones IMT S.A. [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Assets and liabilities acquired / Non controlling interest	103,630
Payment made / execution of sale option	(241,420)
Higher value paid	(137,790)
Credicorp Capital Colombia S.A. [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Assets and liabilities acquired / Non controlling interest	69,482
Payment made / execution of sale option	(152,379)
Higher value paid	(82,897)
Coby Business Inc. y Artigas Global Corp. [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Assets and liabilities acquired / Non controlling interest	43,261
Payment made / execution of sale option	(96,067)
Higher value paid	S/ (52,806)